UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02742

Putnam Large Cap Value Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Large Cap Value Fund
Class A [PEYAX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSA-0626

Putnam Large Cap Value Fund
Class C [PEQCX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$83	1.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSC-0626

Putnam Large Cap Value Fund
Class R [PEQRX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSR-0626

Putnam Large Cap Value Fund
Class R5 [PEQLX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$32	0.60%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSR5-0626

Putnam Large Cap Value Fund
Class R6 [PEQSX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.52%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSR6-0626

Putnam Large Cap Value Fund
Class Y [PEIYX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$30	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSY-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Large Cap Value Fund
Financial Statements and Other Important Information
Semi-Annual | April 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 15
Notes to Financial Statements 19
Changes In and Disagreements with Accountants 33
Results of Meeting(s) of Shareholders 33
Remuneration Paid to Directors, Officers and Others 33
Board Approval of Management and Subadvisory Agreements 33

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $39.14 $36.95 $28.77 $29.54 $32.65 $26.76 $26.37
Income from investment
operations
b
:
Net investment income
c
. 0.21 0.44 0.45 0.41 0.36 0.31 0.41
Net realized and
unrealized gains
(losses) ........... 4.33 4.12 9.36 0.82 (1.28) 7.13 1.03
Total from investment
operations ........... 4.54 4.56 9.81 1.23 (0.92) 7.44 1.44
Less distributions from:
Net investment income .. (0.20) (0.42) (0.46) (0.54) (0.34) (0.37) (0.40)
Net realized gains ..... (1.67) (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ....... (1.87) (2.37) (1.63) (2.00) (2.19) (1.55) (1.05)
Net asset value, end of
period .............. $41.81 $39.14 $36.95 $28.77 $29.54 $32.65 $26.76
Total return
d
........... 11.90% 12.89% 35.36% 4.25% (2.99)% 29.16%* 5.75%
Ratios to average net
assets
e
Expenses
f
............. 0.83%
g
0.85% 0.88%
g
0.90% 0.89% 0.81%* 0.90%
Net investment income ... 1.07% 1.21% 1.32% 1.39% 1.21% 1.04%* 1.71%
Supplemental data
Net assets, end of period
(000’s) .............. $12,814,544 $11,939,595 $11,369,077 $8,890,275 $9,228,512 $9,873,796 $8,114,686
Portfolio turnover rate .... 3%
h
18% 16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 and 10 for current period and prior year information.

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $38.41 $36.30 $28.30 $29.09 $32.19 $26.39 $26.01
Income from investment
operations
b
:
Net investment income
c
. 0.06 0.17 0.19 0.19 0.14 0.10 0.23
Net realized and
unrealized gains
(losses) ........... 4.25 4.04 9.20 0.81 (1.28) 7.04 1.01
Total from investment
operations ........... 4.31 4.21 9.39 1.00 (1.14) 7.14 1.24
Less distributions from:
Net investment income .. (0.06) (0.15) (0.22) (0.33) (0.11) (0.16) (0.21)
Net realized gains ..... (1.67) (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ....... (1.73) (2.10) (1.39) (1.79) (1.96) (1.34) (0.86)
Net asset value, end of
period .............. $40.99 $38.41 $36.30 $28.30 $29.09 $32.19 $26.39
Total return
d
........... 11.47% 12.06% 34.35% 3.46% (3.74)% 28.31%* 4.94%
Ratios to average net
assets
e
Expenses
f
............. 1.58%
g
1.60% 1.63%
g
1.65% 1.64% 1.50%* 1.65%
Net investment income ... 0.32% 0.46% 0.56% 0.64% 0.46% 0.36%* 0.97%
Supplemental data
Net assets, end of period
(000’s) .............. $575,565 $489,983 $392,447 $266,019 $283,213 $325,902 $310,953
Portfolio turnover rate .... 3%
h
18% 16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 and 10 for current period and prior year information.

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $38.66 $36.54 $28.47 $29.26 $32.36 $26.53 $26.15
Income from investment
operations
b
:
Net investment income
c
. 0.16 0.35 0.35 0.33 0.29 0.24 0.35
Net realized and
unrealized gains
(losses) ........... 4.28 4.06 9.28 0.81 (1.28) 7.07 1.01
Total from investment
operations ........... 4.44 4.41 9.63 1.14 (0.99) 7.31 1.36
Less distributions from:
Net investment income .. (0.15) (0.34) (0.39) (0.47) (0.26) (0.30) (0.33)
Net realized gains ..... (1.67) (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ....... (1.82) (2.29) (1.56) (1.93) (2.11) (1.48) (0.98)
Net asset value, end of
period .............. $41.28 $38.66 $36.54 $28.47 $29.26 $32.36 $26.53
Total return
d
........... 11.76% 12.58% 35.05% 3.97% (3.24)% 28.87%* 5.47%
Ratios to average net
assets
e
Expenses
f
............. 1.08%
g
1.10% 1.13%
g
1.15% 1.14% 1.04%* 1.15%
Net investment income ... 0.81% 0.96% 1.04% 1.15% 0.96% 0.82%* 1.47%
Supplemental data
Net assets, end of period
(000’s) .............. $220,007 $183,924 $130,252 $68,289 $68,257 $69,251 $68,849
Portfolio turnover rate .... 3%
h
18% 16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 and 10 for current period and prior year information.

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class R5
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $39.18 $36.99 $28.80 $29.57 $32.68 $26.78 $26.39
Income from investment
operations
b
:
Net investment income
c
. 0.26 0.53 0.53 0.48 0.43 0.38 0.47
Net realized and
unrealized gains
(losses) ........... 4.33 4.13 9.37 0.82 (1.29) 7.14 1.03
Total from investment
operations ........... 4.59 4.66 9.90 1.30 (0.86) 7.52 1.50
Less distributions from:
Net investment income .. (0.24) (0.52) (0.54) (0.61) (0.40) (0.44) (0.46)
Net realized gains ..... (1.67) (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ....... (1.91) (2.47) (1.71) (2.07) (2.25) (1.62) (1.11)
Net asset value, end of
period .............. $41.86 $39.18 $36.99 $28.80 $29.57 $32.68 $26.78
Total return
d
........... 12.01% 13.16% 35.67% 4.50% (2.77)% 29.48%* 6.03%
Ratios to average net
assets
e
Expenses
f
............. 0.60% 0.62% 0.64%
g
0.65% 0.65% 0.58%* 0.65%
Net investment income ... 1.28% 1.44% 1.56% 1.64% 1.42% 1.25%* 1.95%
Supplemental data
Net assets, end of period
(000’s) .............. $83,687 $64,448 $35,207 $32,544 $38,608 $76,300 $46,663
Portfolio turnover rate .... 3%
h
18% 16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 and 10 for current period and prior year information.

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $39.17 $36.98 $28.79 $29.56 $32.68 $26.78 $26.39
Income from investment
operations
b
:
Net investment income
c
. 0.28 0.56 0.55 0.51 0.47 0.40 0.50
Net realized and
unrealized gains
(losses) ........... 4.33 4.13 9.38 0.82 (1.30) 7.15 1.02
Total from investment
operations ........... 4.61 4.69 9.93 1.33 (0.83) 7.55 1.52
Less distributions from:
Net investment income .. (0.26) (0.55) (0.57) (0.64) (0.44) (0.47) (0.48)
Net realized gains ..... (1.67) (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ....... (1.93) (2.50) (1.74) (2.10) (2.29) (1.65) (1.13)
Net asset value, end of
period .............. $41.85 $39.17 $36.98 $28.79 $29.56 $32.68 $26.78
Total return
d
........... 12.06% 13.27% 35.83% 4.60% (2.68)% 29.59%* 6.14%
Ratios to average net
assets
e
Expenses
f
............. 0.52% 0.52% 0.54%
g
0.55% 0.55% 0.49%* 0.55%
Net investment income ... 1.38% 1.54% 1.62% 1.72% 1.55% 1.35%* 2.07%
Supplemental data
Net assets, end of period
(000’s) .............. $11,162,309 $8,915,380 $6,177,233 $3,111,458 $2,461,068 $2,161,747 $1,452,740
Portfolio turnover rate .... 3%
h
18% 16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 and 10 for current period and prior year information.

Putnam Large Cap Value Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
Year Ended
October 31,
2021
a
Year Ended
November 30,
2020 2025 2024 2023 2022
Class Y
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $39.15 $36.96 $28.77 $29.55 $32.67 $26.77 $26.39
Income from investment
operations
b
:
Net investment income
c
. 0.26 0.53 0.52 0.48 0.44 0.38 0.47
Net realized and
unrealized gains
(losses) ........... 4.33 4.13 9.38 0.82 (1.30) 7.14 1.02
Total from investment
operations ........... 4.59 4.66 9.90 1.30 (0.86) 7.52 1.49
Less distributions from:
Net investment income .. (0.25) (0.52) (0.54) (0.62) (0.41) (0.44) (0.46)
Net realized gains ..... (1.67) (1.95) (1.17) (1.46) (1.85) (1.18) (0.65)
Total distributions ....... (1.92) (2.47) (1.71) (2.08) (2.26) (1.62) (1.11)
Net asset value, end of
period .............. $41.82 $39.15 $36.96 $28.77 $29.55 $32.67 $26.77
Total return
d
........... 12.01% 13.19% 35.74% 4.47% (2.77)% 29.49%* 5.98%
Ratios to average net
assets
e
Expenses
f
............. 0.58%
g
0.60% 0.63%
g
0.65% 0.64% 0.58%* 0.65%
Net investment income ... 1.32% 1.46% 1.53% 1.63% 1.46% 1.26%* 1.96%
Supplemental data
Net assets, end of period
(000’s) .............. $25,340,887 $21,298,824 $14,957,976 $7,308,033 $5,704,960 $4,867,264 $3,226,237
Portfolio turnover rate .... 3%
h
18% 16% 12% 17% 15%* 21%
*Not annualized.
a
For the period December 1, 2020 to October 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 and 10 for current period and prior year information.

Putnam Large Cap Value Fund
Schedule of Investments (unaudited), April 30, 2026
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Aerospace & Defense 2.7%
Northrop Grumman Corp. ............................. United States 1,081,685 $ 626,814,824
RTX Corp. ........................................ United States 4,036,257 710,663,770
1,337,478,594
Air Freight & Logistics 2.0%
FedEx Corp. ....................................... United States 2,509,078 1,011,936,248
Automobiles 2.3%
General Motors Co. .................................. United States 14,716,190 1,131,527,849
Banks 8.9%
Bank of America Corp. ............................... United States 20,475,183 1,094,603,283
Citigroup, Inc. ...................................... United States 16,515,251 2,113,621,823
JPMorgan Chase & Co. ............................... United States 1,732,628 542,711,068
PNC Financial Services Group, Inc. (The) ................. United States 3,226,593 719,530,239
4,470,466,413
Beverages 2.4%
Coca-Cola Co. (The) ................................. United States 14,957,490 1,178,051,912
Biotechnology 2.4%
AbbVie, Inc. ....................................... United States 1,987,841 420,070,560
Regeneron Pharmaceuticals, Inc. ....................... United States 1,142,625 807,904,433
1,227,974,993
Broadline Retail 2.6%
a
Amazon.com, Inc. ................................... United States 4,862,246 1,288,786,925
Building Products 0.8%
Johnson Controls International plc ....................... United States 2,619,880 382,581,076
Capital Markets 5.8%
BlackRock, Inc. ..................................... United States 454,219 484,015,766
Charles Schwab Corp. (The) ........................... United States 8,284,316 759,174,718
CME Group, Inc. .................................... United States 2,242,066 645,311,436
Goldman Sachs Group, Inc. (The) ....................... United States 763,123 704,950,134
State Street Corp. ................................... United States 2,007,577 306,838,069
2,900,290,123
Chemicals 2.5%
Corteva, Inc. ....................................... United States 9,762,338 790,847,001
Eastman Chemical Co. ............................... United States 2,374,256 173,534,371
PPG Industries, Inc. ................................. United States 2,280,976 247,485,896
1,211,867,268
Communications Equipment 3.4%
Cisco Systems, Inc. ................................. United States 18,900,507 1,729,396,391
Construction Materials 1.4%
CRH plc .......................................... United States 5,855,039 693,353,718
Consumer Finance 1.8%
Capital One Financial Corp. ........................... United States 4,732,871 905,398,222
Consumer Staples Distribution & Retail 3.0%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 2,735,411 256,827,739
Kroger Co. (The) .................................... United States 6,619,695 450,602,639
Walmart, Inc. ...................................... United States 6,260,024 825,884,966
1,533,315,344

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Containers & Packaging 0.4%
Ball Corp. ......................................... United States 3,355,641 $ 204,962,552
Diversified Telecommunication Services 0.3%
Comcast Corp., A ................................... United States 5,971,732 161,475,633
Electric Utilities 4.2%
NextEra Energy, Inc. ................................. United States 12,664,828 1,239,633,365
NRG Energy, Inc. ................................... United States 2,716,774 422,675,699
PPL Corp. ......................................... United States 12,315,378 461,087,752
2,123,396,816
Financial Services 1.0%
Apollo Global Management, Inc. ........................ United States 3,811,854 490,661,847
Health Care Equipment & Supplies 1.6%
Becton Dickinson & Co. ............................... United States 3,039,040 452,938,522
a
Boston Scientific Corp. ............................... United States 6,084,819 350,546,423
803,484,945
Health Care Providers & Services 3.4%
McKesson Corp. .................................... United States 1,228,728 1,001,659,066
UnitedHealth Group, Inc. .............................. United States 1,922,841 712,374,134
1,714,033,200
Hotels, Restaurants & Leisure 1.3%
Hilton Worldwide Holdings, Inc. ......................... United States 1,967,654 637,657,632
Household Durables 1.7%
PulteGroup, Inc. .................................... United States 7,145,416 874,313,102
Household Products 1.4%
Procter & Gamble Co. (The) ........................... United States 4,875,468 717,132,588
Industrial Conglomerates 1.8%
Honeywell International, Inc. ........................... United States 4,299,327 921,474,756
Industrial REITs 1.1%
Prologis, Inc. ....................................... United States 3,704,942 526,175,863
Insurance 2.2%
Allstate Corp. (The) .................................. United States 3,088,499 671,007,293
American International Group, Inc. ...................... United States 6,170,188 461,530,062
1,132,537,355
Interactive Media & Services 4.5%
Alphabet, Inc., A .................................... United States 5,880,819 2,262,939,151
IT Services 1.1%
Accenture plc, A .................................... United States 3,155,537 563,926,017
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc. .......................... United States 1,711,441 819,711,781
a,b
Waters Corp. ...................................... United States 404,724 125,152,803
944,864,584
Machinery 1.9%
Ingersoll Rand, Inc. .................................. United States 5,562,528 444,223,486
Otis Worldwide Corp. ................................ United States 6,443,437 501,814,874
946,038,360

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.3%
a,b
Charter Communications, Inc., A ........................ United States 926,232 $ 152,985,739
Metals & Mining 1.5%
Freeport-McMoRan, Inc. .............................. United States 12,929,053 747,040,682
Office REITs 0.5%
Vornado Realty Trust ................................. United States 8,264,931 247,038,788
Oil, Gas & Consumable Fuels 6.8%
ConocoPhillips ..................................... United States 4,434,454 557,765,624
Exxon Mobil Corp. ................................... United States 9,667,271 1,491,949,933
Shell plc .......................................... United States 14,308,544 646,040,831
Valero Energy Corp. ................................. United States 2,774,315 700,736,483
3,396,492,871
Passenger Airlines 1.4%
Southwest Airlines Co. ............................... United States 19,034,343 721,782,287
Pharmaceuticals 3.1%
AstraZeneca plc .................................... United Kingdom 3,527,757 660,995,829
b
Novo Nordisk A/S, ADR ............................... Denmark 7,910,159 333,966,913
Sanofi SA ......................................... United States 5,844,801 546,935,882
1,541,898,624
Semiconductors & Semiconductor Equipment 2.5%
Marvell Technology, Inc. .............................. United States 5,429,474 896,677,631
QUALCOMM, Inc. ................................... United States 2,072,933 372,257,308
1,268,934,939
Software 2.2%
Microsoft Corp. ..................................... United States 2,683,716 1,094,365,711
Specialized REITs 0.3%
American Tower Corp. ................................ United States 835,726 152,695,497
Technology Hardware, Storage & Peripherals 1.6%
Seagate Technology Holdings plc ....................... United States 1,178,665 793,995,891
Tobacco 2.2%
Philip Morris International, Inc. ......................... United States 6,758,127 1,115,564,024
Trading Companies & Distributors 1.1%
United Rentals, Inc. .................................. United States 575,313 552,208,430
Wireless Telecommunication Services 1.1%
T-Mobile US, Inc. ................................... United States 2,899,866 566,923,803
Total Common Stocks (Cost $ 32,055,724,386) .................................
48,379,426,763
Short Term Investments 3.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 0.0%
†
KBC Asset Management SA, 3.9%, 12/10/26 ............... United States 4,775,000 4,772,559
Total Certificates of Deposit (Cost $4,775,000) ................................
4,772,559
a a a

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 2.1%
c
Atlantic Asset Securitization LLC ,
3.65%, 5/01/26 ..................................... United States 75,000,000 $ 74,992,395
d
144A, 3.69%, 5/11/26 ................................ United States 65,000,000 64,926,836
d
144A, 3.84%, 6/16/26 ................................ United States 30,000,000 29,850,501
169,769,732
c,d
Bedford Row Funding Corp. , 144A, 3.72% , 5/18/26 .......... United States 50,000,000 49,907,160
c
Canadian Imperial Bank of Commerce ,
d
144A, 3.65%, 5/01/26 ................................ Canada 50,000,000 49,994,935
3.68%, 5/21/26 ..................................... Canada 12,000,000 11,974,277
61,969,212
c,d
Chariot Funding LLC ,
144A, 3.68%, 5/01/26 ................................ United States 40,000,000 39,995,908
144A, 3.74%, 5/20/26 ................................ United States 44,000,000 43,908,709
83,904,617
c
Cooperatieve Rabobank UA , 3.77% , 6/10/26 ............... Netherlands 8,000,000 7,965,822
c
Exxon Mobil Corp. , 3.64% , 5/13/26 ...................... United States 75,000,000 74,901,675
c,d
Fairway Finance Co. LLC , 144A, 3.67% , 5/01/26 ............ United States 40,000,000 39,995,920
c,d
Gotham Funding Corp. , 144A, 3.7% , 5/05/26 ............... United States 25,000,000 24,987,162
c,d
Liberty Street Funding LLC , 144A, 3.81% , 6/04/26 ........... United States 12,500,000 12,453,880
c,d
Manhattan Asset Funding Co. LLC , 144A, 3.68% , 5/08/26 ..... United States 25,000,000 24,979,585
c
MUFG Bank Ltd. , 3.66% , 5/11/26 ....................... Japan 10,000,000 9,988,840
c
Nestle Finance International Ltd. , 3.67% , 5/27/26 ........... United States 25,000,000 24,931,410
c,d
Nordea Bank Abp , 144A, 3.77% , 6/11/26 .................. Finland 12,500,000 12,445,323
c,d
Sheffield Receivables Co. LLC , 144A, 3.75% , 5/20/26 ........ United Kingdom 20,150,000 20,108,082
c,d
Sumitomo Mitsui Trust Bank Ltd. ,
144A, 3.61%, 5/04/26 ................................ Japan 12,500,000 12,494,994
144A, 3.61%, 5/05/26 ................................ Japan 12,000,000 11,993,991
24,488,985
c,d
TotalEnergies Capital SA ,
144A, 3.73%, 5/07/26 ................................ France 100,000,000 99,927,470
144A, 3.75%, 5/20/26 ................................ France 50,000,000 49,896,140
144A, 3.78%, 6/01/26 ................................ France 35,500,000 35,381,267
185,204,877
c,d
Victory Receivables Corp. ,
144A, 3.69%, 5/06/26 ................................ United States 40,000,000 39,975,428
144A, 3.69%, 5/07/26 ................................ United States 80,000,000 79,942,600
119,918,028
c,d
Walmart, Inc. , 144A, 3.64% , 5/01/26 ..................... United States 115,000,000 114,988,362
Total Commercial Papers (Cost $1,063,011,069) ...............................
1,062,908,672
a a a
U.S. Government and Agency Securities 0.2%
c,e
U.S. Treasury Bills, 3.56%, 7/16/26 ...................... United States 78,500,000 77,906,507
Total U.S. Government and Agency Securities (Cost $77,915,527) ...............
77,906,507
a a a
Time Deposits 0.0%
†
Australia & New Zealand Banking Group Ltd., 3.65%, 5/01/26 .. Australia 25,000,000 25,000,000
Total Time Deposits (Cost $25,000,000) ......................................
25,000,000

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.4%
f,g
Putnam Short Term Investment Fund, Class P, 3.843% ....... United States 195,884,723 $ 195,884,723
Total Management Investment Companies (Cost $195,884,723) .................
195,884,723
Principal
Amount
*
Repurchase Agreements 0.8%
h
Joint tri-party repurchase agreement with BNP Paribas SA,
3.65%, 5/01/26 (Maturity Value $8,188,401)
Collateralized by U.S. Government and Agency Securities,
1.5% - 7%, 3/1/27 - 9/1/55 (valued at $8,352,169) ......... 8,187,571 8,187,571
h
Joint tri-party repurchase agreement with BofA Securities, Inc.,
3.65%, 5/01/26 (Maturity Value $21,058,531)
Collateralized by U.S. Government and Agency Securities,
1.5% - 6.5%, 1/1/28 - 10/15/60 (valued at $21,477,524) ..... 21,056,396 21,056,396
h
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 3.65%, 5/01/26 (Maturity Value $18,606,883)
Collateralized by U.S. Treasury Notes, 1.625% - 4.625%,
10/31/26 - 10/31/32 (valued at $18,977,104) .............. 18,604,997 18,604,997
h
Joint tri-party repurchase agreement with HSBC Securities USA,
Inc., 3.65%, 5/01/26 (Maturity Value $42,086,927)
Collateralized by U.S. Government and Agency Securities,
1.84% - 6.5%, 3/1/28 - 5/1/56 (valued at $42,928,666) ...... 42,082,660 42,082,660
i
Tri-party repurchase agreement with J.P. Morgan Securities LLC,
3.64%, 5/01/26 (Maturity Value $100,010,111)
Collateralized by U.S. Treasury Notes, 3.875%, 4/30/31 (valued at $102,010,397) .................................. 100,000,000 100,000,000
i
Tri-party repurchase agreement with J.P. Morgan Securities LLC,
3.65%, 5/01/26 (Maturity Value $200,020,278)
Collateralized by U.S. Government and Agency Securities, 4% -
6.5%, 12/1/33 - 3/1/56 (valued at $204,020,683) ........... 200,000,000 200,000,000
Total Repurchase Agreements (Cost $389,931,624) ............................
389,931,624
Shares
j
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
f,g
Putnam Cash Collateral Pool, LLC, 3.919% ................ United States 39,718,505 39,718,505
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $39,718,505) .........................................................
39,718,505
Total Short Term Investments (Cost $1,796,236,448 ) ...........................
1,796,122,590
a
Total Investments (Cost $33,851,960,834) 100.0% .............................
$50,175,549,353
Other Assets, less Liabilities 0.0%
†
..........................................
21,449,406
Net Assets 100.0% .........................................................
$50,196,998,759
a a a

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non -income producing.
b
A portion or all of the security is on loan at April 30, 2026. See Note 1 ( e ).
c
The rate shown represents the yield at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $858,154,253, representing 1.7% of net assets.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2026, the value of this security pledged amounted to
$38,484,838, representing 0.1% of net assets.
f
See Note 3 ( g ) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding joint repurchase agreement.
i
See Note 1(c) regarding repurchase agreement.
j
See Note 1(e) regarding securities on loan.

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
At April 30, 2026 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BZWS Sell 143,955,900 190,559,463 6/17/26 $ — $ (5,311,646)
British Pound ...... CITI Sell 117,302,800 155,280,121 6/17/26 — (4,325,908)
British Pound ...... GSCO Sell 166,704,700 220,672,012 6/17/26 — (6,151,859)
British Pound ...... HSBK Sell 92,823,400 123,454,658 6/17/26 — (2,843,899)
British Pound ...... JPHQ Sell 22,285,300 29,704,767 6/17/26 — (617,341)
British Pound ...... MSCO Sell 302,883,100 402,704,570 6/17/26 — (9,408,091)
British Pound ...... SSBT Sell 71,307,200 94,840,644 6/17/26 — (2,182,267)
British Pound ...... TDOM Sell 24,324,000 32,351,650 6/17/26 — (744,381)
British Pound ...... WPAC Sell 24,693,300 32,688,176 6/17/26 — (910,337)
Danish Krone ...... CITI Buy 766,674,900 118,086,402 6/17/26 2,631,806 —
Danish Krone ...... MSCO Sell 2,604,263,500 403,255,994 6/17/26 — (6,803,110)
Euro ............. BOFA Sell 44,748,900 51,437,070 6/17/26 — (1,192,242)
Euro ............. GSCO Sell 42,731,300 49,117,493 6/17/26 — (1,138,914)
Euro ............. HSBK Sell 132,784,400 153,155,120 6/17/26 — (3,013,002)
Euro ............. JPHQ Sell 73,137,200 84,588,950 6/17/26 — (1,427,926)
Euro ............. MSCO Sell 36,552,500 42,293,001 6/17/26 — (696,501)
Euro ............. SSBT Sell 50,452,700 58,194,515 6/17/26 — (1,143,053)
Euro ............. UBSW Buy 640,000 738,192 6/17/26 14,514 —
Total Forward Exchange Contracts ................................................... $2,646,320 $(47,910,477)
Net unrealized appreciation (depreciation) ............................................ $(45,264,157)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 938 $ 339,731,875 6/18/26 $ 9,432,802
Total Futures Contracts ...................................................................... $9,432,802
*
As of period end.
See Note  7  regarding other derivative information.
See A bbreviations on page 32 .

Putnam Large Cap Value Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Large
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $33,226,425,982
Cost - Non-controlled affiliates (Note 3g) ........................................................ 235,603,228
Cost - Unaffiliated repurchase agreements ...................................................... 389,931,624
Value - Unaffiliated issuers (Includes securities loaned of $ 40 , 646 , 907 ) ................................. $49,550,014,501
Value - Non-controlled affiliates (Note 3g) ....................................................... 235,603,228
Value - Unaffiliated repurchase agreements ...................................................... 389,931,624
Foreign currency, at value (cost $399) ........................................................... 412
Receivables:
Investment securities sold ................................................................... 121,134,017
Capital shares sold ........................................................................ 130,868,857
Dividends and interest ..................................................................... 22,077,092
European Union tax reclaims (Note 1f) ......................................................... 1,084,860
Variation margin on futures contracts ........................................................... 1,224,140
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,646,320
Prepaid expenses .......................................................................... 1,977,648
Total assets .......................................................................... 50,456,562,699
Liabilities:
Payables:
Capital shares redeemed ................................................................... 94,427,390
Management fees ......................................................................... 17,996,816
Administrative fees ........................................................................ 342
Distribution fees .......................................................................... 3,125,907
Transfer agent fees ........................................................................ 6,730,158
Trustees' fees and expenses ................................................................. 1,779,262
Funds advanced by custodian ................................................................. 47,079,055
Unrealized depreciation on OTC forward exchange contracts .......................................... 47,910,477
Payable upon return of securities loaned (Note 1 e ) .................................................. 39,718,505
Accrued expenses and other liabilities ........................................................... 796,028
Total liabilities ......................................................................... 259,563,940
Net assets, at value ................................................................. $50,196,998,759
Net assets consist of:
Paid-in capital ............................................................................. $32,915,953,586
Total distributable earnings (losses) ............................................................. 17,281,045,173
Net assets, at value ................................................................. $50,196,998,759

Putnam Large Cap Value Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Large
Cap Value Fund
Class A:
Net assets, at value ....................................................................... $12,814,543,854
Shares outstanding ........................................................................ 306,461,880
Net asset value per share
a,b
.................................................................. $41.81
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
................................ $44.36
Class C:
Net assets, at value ....................................................................... $575,565,116
Shares outstanding ........................................................................ 14,041,280
Net asset value and maximum offering price per share
a,b
............................................ $40.99
Class R:
Net assets, at value ....................................................................... $220,007,097
Shares outstanding ........................................................................ 5,329,906
Net asset value and maximum offering price per share
b
............................................. $41.28
Class R5:
Net assets, at value ....................................................................... $83,687,317
Shares outstanding ........................................................................ 1,999,421
Net asset value and maximum offering price per share
b
............................................. $41.86
Class R6:
Net assets, at value ....................................................................... $11,162,308,851
Shares outstanding ........................................................................ 266,754,987
Net asset value and maximum offering price per share
b
............................................. $41.85
Class Y:
Net assets, at value ....................................................................... $25,340,886,524
Shares outstanding ........................................................................ 605,926,802
Net asset value and maximum offering price per share
b
............................................. $41.82
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Large Cap Value Fund
Financial Statements
Statement of Operations
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Large
Cap Value Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $401,525,285
Non-controlled affiliates (Note 3 g ) ............................................................. 3,474,925
Interest:
Unaffiliated issuers ........................................................................ 30,201,636
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (2,290,380)
Non-controlled affiliates (Note 3 g ) ............................................................. 2,413,746
Other income (Note 1 f ) ....................................................................... 4,696,479
Total investment income ................................................................... 440,021,691
Expenses:
Management fees (Note 3 a ) ................................................................... 103,642,383
Administrative fees (Note 3 b ) .................................................................. 388,943
Distribution fees: (Note 3c )
    Class A ................................................................................ 15,371,309
    Class C ................................................................................ 2,639,303
    Class R ................................................................................ 503,220
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 6,861,846
    Class C ................................................................................ 294,296
    Class R ................................................................................ 112,196
    Class R5 ............................................................................... 47,739
    Class R6 ............................................................................... 2,481,841
    Class Y ................................................................................ 12,961,135
Custodian fees ............................................................................. 104,884
Reports to shareholders fees .................................................................. 564,358
Registration and filing fees .................................................................... 1,316,317
Professional fees ........................................................................... 1,586,339
Trustees' fees and expenses (Note 3 f ) ........................................................... 957,322
Other .................................................................................... 621,460
Total expenses ......................................................................... 150,454,891
Expense reductions (Note 4 ) ............................................................... (293,077)
Net expenses ......................................................................... 150,161,814
Net investment income ................................................................ 289,859,877
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 956,265,447
Foreign currency transactions ................................................................ 165,904
Forward exchange contracts ................................................................. 45,684,033
Futures contracts ......................................................................... (19,312,954)
Net realized gain (loss) .................................................................. 982,802,430
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,018,647,919
Translation of other assets and liabilities denominated in foreign currencies .............................. 19,321
Forward exchange contracts ................................................................. (91,810,894)
Futures contracts ......................................................................... 4,797,188
Net change in unrealized appreciation (depreciation) ............................................ 3,931,653,534
Net realized and unrealized gain (loss) ............................................................ 4,914,455,964
Net increase (decrease) in net assets resulting from operations .......................................... $5,204,315,841

Putnam Large Cap Value Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Large Cap Value Fund
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $289,859,877 $522,676,199
Net realized gain (loss) ................................................. 982,802,430 1,979,106,299
Net change in unrealized appreciation (depreciation) ........................... 3,931,653,534 2,320,362,542
Net increase (decrease) in net assets resulting from operations ................ 5,204,315,841 4,822,145,040
Distributions to shareholders:
Class A ............................................................. (560,866,132) (730,595,359)
Class C ............................................................. (22,132,286) (23,251,965)
Class R ............................................................. (8,798,115) (8,672,584)
Class R5 ............................................................ (3,123,829) (2,539,376)
Class R6 ............................................................ (449,434,546) (472,406,461)
Class Y ............................................................. (1,061,631,790) (1,067,241,186)
Total distributions to shareholders .......................................... (2,105,986,698) (2,304,706,931)
Capital share transactions: (Note 2 )
Class A ............................................................. 47,313,335 (93,429,013)
Class C ............................................................. 50,545,231 68,866,051
Class R ............................................................. 22,657,145 43,009,365
Class R5 ............................................................ 14,334,845 25,187,127
Class R6 ............................................................ 1,581,826,473 2,217,786,958
Class Y ............................................................. 2,489,838,600 5,051,102,459
Total capital share transactions ............................................ 4,206,515,629 7,312,522,947
Net increase (decrease) in net assets ................................... 7,304,844,772 9,829,961,056
Net assets:
Beginning of period ..................................................... 42,892,153,987 33,062,192,931
End of period .......................................................... $50,196,998,759 $42,892,153,987

Putnam Large Cap Value Fund

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Large Cap Value Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class R, Class R5, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Investments in repurchase agreements and time deposits
are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Repurchase Agreements
The Fund enters into repurchase agreements. Repurchase
agreements are accounted for as a loan by the Fund to the
seller, collateralized by securities which are delivered to the
Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102%
of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Fund may also enter into
joint repurchase agreements whereby its uninvested cash
balance is deposited into a joint cash account with other
funds managed by the investment manager or an affiliate
of the investment manager and is used to invest in one or
more repurchase agreements. The value and face amount
of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Repurchase agreements
are subject to the terms of Master Repurchase Agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or
the Fund, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Fund may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Fund
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All
repurchase agreements held by the Fund at period end, as
indicated in the Schedule of Investments, had been entered
into on April 30, 2026.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At April 30, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$45,278,671 and the aggregate value of collateral pledged
for such contracts was $30,063,985.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign
1. Organization and Significant Accounting Policies
(continued)
c. Repurchase Agreements
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 7  regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
April 30, 2026
Year Ended
October 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 9,392,357 $378,518,912 20,952,767 $759,681,917
Shares issued in reinvestment of distributions .......... 13,213,539 521,932,685 18,705,687 680,812,619
Shares redeemed ............................... (21,197,395) (853,138,262) (42,304,212) (1,533,923,549)
Net increase (decrease) .......................... 1,408,501 $47,313,335 (2,645,758) $(93,429,013)
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Six Months Ended
April 30, 2026
Year Ended
October 31, 2025
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 1,983,521 $78,550,265 4,058,373 $144,179,018
Shares issued in reinvestment of distributions .......... 527,010 20,382,996 601,887 21,493,467
Shares redeemed
a
.............................. (1,225,495) (48,388,030) (2,714,117) (96,806,434)
Net increase (decrease) .......................... 1,285,036 $50,545,231 1,946,143 $68,866,051
Class R Shares:
Shares sold ................................... 832,936 $33,163,142 1,800,732 $64,535,483
Shares issued in reinvestment of distributions .......... 225,183 8,779,561 240,365 8,650,553
Shares redeemed ............................... (485,254) (19,285,558) (849,056) (30,176,671)
Net increase (decrease) .......................... 572,865 $22,657,145 1,192,041 $43,009,365
Class R5 Shares:
Shares sold ................................... 521,382 $21,160,076 1,194,770 $44,018,463
Shares issued in reinvestment of distributions .......... 78,941 3,123,829 69,550 2,539,304
Shares redeemed ............................... (246,013) (9,949,060) (570,911) (21,370,640)
Net increase (decrease) .......................... 354,310 $14,334,845 693,409 $25,187,127
Class R6 Shares:
Shares sold ................................... 81,861,315 $3,329,180,048 101,214,991 $3,685,985,942
Shares sold in-kind (Not e 10) ...................... — — 2,202,478 85,544,256
Shares issued in reinvestment of distributions .......... 10,650,785 421,436,402 12,257,772 446,974,845
Shares redeemed in-kind (Not e 9) ................... (19,215,595) (790,020,149) — —
Shares redeemed ............................... (34,171,906) (1,378,769,828) (55,089,852) (2,000,718,085)
Net increase (decrease) .......................... 39,124,599 $1,581,826,473 60,585,389 $2,217,786,958
Class Y Shares:
Shares sold ................................... 119,595,214 $4,847,517,782 235,725,991 $8,553,850,591
Shares issued in reinvestment of distributions .......... 25,283,185 999,624,911 27,591,948 1,005,583,743
Shares redeemed ............................... (83,047,736) (3,357,304,093) (123,910,135) (4,508,331,875)
Net increase (decrease) .......................... 61,830,663 $2,489,838,600 139,407,804 $5,051,102,459
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the  Fund  are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended April 30, 2026, the annualized gross effective investment management fee rate was 0.447% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.630% of the first $5 billion,
0.580% of the next $5 billion,
0.530% of the next $10 billion,
0.480% of the next $10 billion,
0.430% of the next $50 billion,
0.410% of the next $50 billion,
0.400% of the next $100 billion and
0.395% of any excess thereafter.

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $398,027
CDSC retained .............................................................................. $28,767
3. Transactions with Affiliates
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through February 28, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended April 30, 2026, the fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Large Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.843% ...... $183,330,413 $309,519,534 $(296,965,224) $— $— $195,884,723 195,884,723 $3,474,925
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.919% ............. $119,486,204 $1,154,072,721 $(1,233,840,420) $— $— $39,718,505 39,718,505 $2,413,746
Total Affiliated Securities ... $302,816,617 $1,463,592,255 $(1,530,805,644) $— $— $235,603,228 $5,888,671
3. Transactions with Affiliates
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2026, aggregated
$4,292,001,078 and $1,506,037,759, respectively. Sales of investments excludes in-kind transactions of $743,306,380.
At April 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$39,718,505 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Other Derivative Information
At April 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $33,905,416,237
Unrealized appreciation ........................................................................ $17,853,847,319
Unrealized depreciation ........................................................................ (1,619,545,558)
Net unrealized appreciation (depreciation) .......................................................... $16,234,301,761
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Large Cap Value Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 2,646,320 Unrealized depreciation on OTC
forward exchange contracts
$ 47,910,477
Equity contracts ...........
Variation margin on futures
contracts
9,432,802
a
Variation margin on futures
contracts
—
Total .................... $12,079,122 $47,910,477
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended April 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended April 30, 2026, the average month end notional amount of futures contracts represented
$444,085,820. The average month end contract value of forward exchange contracts was $2,019,605,215.
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 32 .
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended April 30, 2026, the Fund did not use the
Global Credit Facility.
9. Redemption In-Kind
During the period ended April 30, 2026, Putnam Large Cap Value Fund realized $542,673,566 of net gains resulting from non-
pro rata redemptions in-kind in which shareholders redeemed fund shares for cash and selected portfolio securities held by the
Fund, whereby portfolio securities selected by the investment manager were distributed to the redeeming shareholders of the
Fund. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gain to paid-in capital.
10. Subscription In-Kind
On November 27, 2024, Class R6 shares of the Fund were sold to certain shareholders through a subscription in-kind.
Portfolio securities valued at $85,544,256 were received by the Fund in exchange for Class R6 shares.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Large Cap Value Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $45,684,033 Forward exchange contracts $(91,810,894)
Equity contracts ..............
Futures contracts (19,312,954) Futures contracts 4,797,188
Total ....................... $26,371,079 $(87,013,706)
7. Other Derivative Information
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Large Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 1,337,478,594 $ — $ — $ 1,337,478,594
Air Freight & Logistics ................... 1,011,936,248 — — 1,011,936,248
Automobiles .......................... 1,131,527,849 — — 1,131,527,849
Banks ............................... 4,470,466,413 — — 4,470,466,413
Beverages ........................... 1,178,051,912 — — 1,178,051,912
Biotechnology ......................... 1,227,974,993 — — 1,227,974,993
Broadline Retail ....................... 1,288,786,925 — — 1,288,786,925
Building Products ...................... 382,581,076 — — 382,581,076
Capital Markets ........................ 2,900,290,123 — — 2,900,290,123
Chemicals ........................... 1,211,867,268 — — 1,211,867,268
Communications Equipment .............. 1,729,396,391 — — 1,729,396,391
Construction Materials .................. 693,353,718 — — 693,353,718
Consumer Finance ..................... 905,398,222 — — 905,398,222
Consumer Staples Distribution & Retail ...... 1,533,315,344 — — 1,533,315,344
Containers & Packaging ................. 204,962,552 — — 204,962,552
Diversified Telecommunication Services ..... 161,475,633 — — 161,475,633
Electric Utilities ........................ 2,123,396,816 — — 2,123,396,816
Financial Services ...................... 490,661,847 — — 490,661,847
Health Care Equipment & Supplies ......... 803,484,945 — — 803,484,945
Health Care Providers & Services .......... 1,714,033,200 — — 1,714,033,200
Hotels, Restaurants & Leisure ............. 637,657,632 — — 637,657,632
Household Durables .................... 874,313,102 — — 874,313,102
Household Products .................... 717,132,588 — — 717,132,588
Industrial Conglomerates ................ 921,474,756 — — 921,474,756
Industrial REITs ....................... 526,175,863 — — 526,175,863
Insurance ............................ 1,132,537,355 — — 1,132,537,355
Interactive Media & Services .............. 2,262,939,151 — — 2,262,939,151
IT Services ........................... 563,926,017 — — 563,926,017
Life Sciences Tools & Services ............ 944,864,584 — — 944,864,584
Machinery ............................ 946,038,360 — — 946,038,360
Media ............................... 152,985,739 — — 152,985,739
Metals & Mining ....................... 747,040,682 — — 747,040,682
Office REITs .......................... 247,038,788 — — 247,038,788
Oil, Gas & Consumable Fuels ............. 2,750,452,040 646,040,831 — 3,396,492,871
Passenger Airlines ..................... 721,782,287 — — 721,782,287

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Large Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Pharmaceuticals ....................... $ 994,962,742 $ 546,935,882 $ — $ 1,541,898,624
Semiconductors & Semiconductor Equipment . 1,268,934,939 — — 1,268,934,939
Software ............................. 1,094,365,711 — — 1,094,365,711
Specialized REITs ...................... 152,695,497 — — 152,695,497
Technology Hardware, Storage & Peripherals . 793,995,891 — — 793,995,891
Tobacco ............................. 1,115,564,024 — — 1,115,564,024
Trading Companies & Distributors .......... 552,208,430 — — 552,208,430
Wireless Telecommunication Services ....... 566,923,803 — — 566,923,803
Short Term Investments ................... 235,603,228 1,560,519,362 — 1,796,122,590
Total Investments in Securities ........... $47,422,053,278 $2,753,496,075
b
$— $50,175,549,353
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,646,320 $— $2,646,320
Futures Contracts ....................... 9,432,802 — — 9,432,802
Total Other Financial Instruments ......... $9,432,802 $2,646,320 $— $12,079,122
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 47,910,477 $ — $ 47,910,477
Total Other Financial Instruments ......... $— $47,910,477 $— $47,910,477
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $1,192,976,713, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Putnam Large Cap Value Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
REIT
Real Estate Investment Trust

Putnam Large Cap Value Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38906-SFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Large Cap Value Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	June 25, 2026

By:	/s/ Jeffrey White

Jeffrey White

Principal Financial Officer

Date:	June 25, 2026